Retirement benefits - Summary Of Other Post-Employment Benefit Plan Amounts Recognised in Consolidated Statement of Profit or Loss (Detail) - Defined benefit pension plans [member]
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of defined contribution and benefit schemes [line items]
Current service cost	₨ 395	$ 5	₨ 411	₨ 389
Past service cost				3
Net Interest cost	130	2	151	162
Total charge to consolidated statements of profit or loss	₨ 525	$ 7	₨ 562	₨ 554